Company Restructuring (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Schedule of changes in the restructuring liability

Restructuring activity during the period
($ in millions)	Employee costs	Exit costs	Total liability
Restructuring liability as of December 31, 2017	$15	$30	$45
Expense incurred	50	20	70
Adjustments to liability	(1)	(2)	(3)
Payments and non-cash pension settlements	(35)	(33)	(68)
Restructuring liability as of December 31, 2018	$29	$15	$44